Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated deficit (Member)
Balance at Dec. 31, 2017	$ 380,973,760	$ 340,613	$ 405,549,985	$ (15,348,909)	$ (9,567,929)
Balance (in shares) at Dec. 31, 2017	32,139,956
Adoption of accounting standard	$ (418,822)	0	0	0	(418,822)
Share based compensation	38,806	0	38,806	0	0
Net proceeds from equity offerings	$ 2,224,611	0	2,224,611	0	0
Net proceeds from equity offerings (in shares)	305,459
Loss for the period	$ (5,172,621)	0	0	0	(5,172,621)
Balance at Mar. 31, 2018	$ 377,645,734	340,613	407,813,402	(15,348,909)	(15,159,372)
Balance (in shares) at Mar. 31, 2018	32,445,415
Balance at Dec. 31, 2018	$ 346,583,934	350,192	414,508,403	(15,348,909)	(52,925,752)
Balance (in shares) at Dec. 31, 2018	33,097,831
Share based compensation	$ 442,051	0	442,051	0	0
Loss for the period	(9,153,779)	0	0	0	(9,153,779)
Balance at Mar. 31, 2019	$ 337,872,206	$ 350,192	$ 414,950,454	$ (15,348,909)	$ (62,079,531)
Balance (in shares) at Mar. 31, 2019	33,097,831